Payments, by Category - 12 months ended Jun. 30, 2024 - ZAR (R) R in Millions	Total	Avgold Limited [Member]	Chemwes (Proprietary) Limited [Member]	Covalant Water Company (Proprietary) Limited [Member]	Freegold (Harmony) (Proprietary) Limited [Member]	Golden Core Trade and Invest (Proprietary) Limited [Member]	Harmony Gold Mining Company Limited [Member]	Harmony Moab Khotsong Operations (Proprietary) Limited [Member]	Kalahari Goldridge Mining Company Limited [Member]	Randfontein Estates Limited [Member]	Tswelopele Beneficiation Operation (Proprietary) Limited [Member]	Morobe Consolidated Goldfields Limited [Member]
Payments:
Taxes	R 2,419				R 226	R 1,144	R 177	R 620	R 38	R 24	R 183	R 7
Royalties	1,259	R 18			170	432	91	255	48	158		87
Fees	84	1	R 1	R 1	3	1	2	2		1	1	71
Total Payments	R 3,762	R 19	R 1	R 1	R 399	R 1,577	R 270	R 877	R 86	R 183	R 184	R 165